Employee Benefits, Projected Benefits Payments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Pension benefits qualified [Member]
Future Benefit Payments:
2022	$ 859
2023	734
2024	690
2025	696
2026	694
2027-2031	3,284
Pension benefits nonqualified [Member]
Future Benefit Payments:
2022	44
2023	42
2024	41
2025	39
2026	38
2027-2031	161
Other benefits [Member]
Future Benefit Payments:
2022	38
2023	36
2024	34
2025	33
2026	31
2027-2031	$ 135